Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Federal Home Loan Banks [Abstract]
Cash Dividends Declared Per Ordinary Share
The Company’s quarterly dividends payments are as follows:

	2022		2023		2024
	Dividends Per Share (US$)	Amount (in US$ thousand)	Dividends Per Share (US$)	Amount (in US$ thousand)	Dividends Per Share (US$)	Amount (in US$ thousand)
First quarter	$0.1250	$17,216	$—	$—	$0.1250	$16,841
Second quarter	0.1250	16,523	—	—	0.1250	16,843
Third quarter	0.1250	16,526	—	—	0.1250	16,844
Fourth quarter	—	—	0.1250	16,708	0.1250	16,846

		$50,265		$16,708		$67,374